August 3, 2007	Melissa S. Gainor
(202) 508-4662
melissa.gainor@ropesgray.com

ELECTRONIC SUBMISSION—VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Registration Statement on Form N-14 of Putnam Managed Municipal Income Trust (Registration No. 811-05740)

Ladies and Gentlemen:

On behalf of Putnam Managed Municipal Income Trust (“Managed Municipal Income Trust”), a closed-end registered investment company, we are filing under the Securities Act of 1933, as amended (the “Act”), a Registration Statement on Form N-14 (the “Registration Statement”), with exhibits. The Registration Statement relates to the proposed merger of Putnam High Yield Municipal Trust (“High Yield Municipal Trust”), a closed-end registered investment company, into Managed Municipal Income Trust.

The Prospectus/Proxy Statement that constitutes Part A of the Registration Statement will be used in connection with the meetings of shareholders of High Yield Municipal Trust and Managed Municipal Income Trust at which the shareholders will be asked to vote on the proposed merger. Included in the Registration Statement is the form of proxy that will be used in connection with these meetings, which are currently scheduled to take place on October 11, 2007.

A registration fee of $5,955.96 is being paid at the time of the filing in connection with the registration of securities.

Please direct any comments or questions on the enclosed materials to me at (202) 508-4662 or to my colleague George B. Raine at (617) 951-7556.

Securities and Exchange Commission	- 2 -	August 3, 2007

Very truly yours,

/s/ Melissa S. Gainor
Melissa S. Gainor*

*Admitted in Massachusetts only. Supervised by Ropes & Gray partners who are members of the District of Columbia Bar.

Cc: James Clark, Esquire, Putnam Investments
George B. Raine, Esquire, Ropes & Gray LLP